UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763

Name of Fund: Managed Account Series

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Argentina – 0.4%
Arcos Dorados Holdings, Inc., Class A	39,700	$545,478

Australia – 1.9%
Bank of Queensland Ltd.	135,500	1,164,011
Mirvac Group	640,500	1,063,057
Orocobre Ltd. (a)	146,373	236,128
Pancontinental Oil & Gas NL (a)	2,022,600	232,387

		2,695,583

Austria – 0.3%
Schoeller-Bleckmann Oilfield Equipment AG	4,100	410,772

Belgium – 0.8%
Ageas	33,800	1,116,416

Bermuda – 0.7%
Hoegh LNG Holdings Ltd. (a)	103,400	975,176

Brazil – 0.6%
Santos Brasil Participacoes SA	49,500	795,440

Canada – 4.7%
Africa Oil Corp. (a)	403,000	3,268,769
Cathedral Energy Services Ltd.	105,825	586,738
Detour Gold Corp. (a)	16,200	342,386
Diagnocure, Inc. (a)	810,926	280,499
Dollarama, Inc.	11,500	699,639
Lundin Mining Corp. (a)	145,900	750,418
Painted Pony Petroleum Ltd. (a)	59,487	596,421
Sunshine Oilsands Ltd. (a)(b)	573,331	233,608

		6,758,478

China – 1.1%
51job, Inc. - ADR (a)(b)	7,700	415,800
Daphne International Holdings Ltd.	659,600	849,187
Shenzhen Expressway Co. Ltd., Class H	887,600	371,941

		1,636,928

Denmark – 2.7%
ALK-Abello A/S	4,400	333,205
Bavarian Nordic A/S (a)	30,300	257,523
Pandora A/S	59,100	1,460,391
Topdanmark A/S (a)	3,600	789,533
Tryg A/S	10,200	801,566
Vestas Wind Systems A/S (a)(b)	47,423	287,533

		3,929,751

Finland – 0.4%
Ramirent Oyj	62,350	605,493

France – 1.7%
GameLoft SE (a)(b)	127,600	876,256
Ipsen SA	12,000	422,174
Nexans SA	6,900	357,359
Saft Groupe SA	30,200	815,711

		2,471,500

Common Stocks	Shares	Value

Germany – 3.1%
Celesio AG	42,048	$763,747
GEA Group AG	12,950	469,219
Gerresheimer AG	13,100	673,530
NORMA Group	8,500	247,072
Rheinmetall AG	18,550	987,449
Symrise AG	21,100	745,860
Wincor Nixdorf AG	11,400	595,285

		4,482,162

Hong Kong – 3.3%
Chow Sang Sang Holdings International Ltd.	256,000	677,843
Clear Media Ltd.	446,000	294,127
Dah Sing Financial Holdings Ltd.	224,000	1,179,908
Ming Fai International Holdings Ltd.	1,221,200	150,942
Poly Property Group Co Ltd. (a)	1,199,000	920,155
Shimao Property Holdings Ltd.	366,500	810,430
Sitoy Group Holdings Ltd.	575,400	336,690
Techtronic Industries Co.	176,200	357,203

		4,727,298

India – 4.2%
Container Corp. of India	19,100	335,384
DEN Networks Ltd. (a)	133,600	571,360
DLF Ltd.	180,600	942,402
Motherson Sumi Systems Ltd.	192,600	715,144
Oriental Bank of Commerce	206,500	1,301,030
Reliance Capital Ltd. (a)	65,400	584,085
Shriram Transport Finance Co. Ltd.	39,505	586,596
Sintex Industries Ltd. (a)	421,500	495,737
Zee Entertainment Enterprises Ltd.	95,000	411,157

		5,942,895

Indonesia – 0.4%
Tower Bersama Infrastructure Tbk PT (a)	910,300	551,338

Ireland – 1.0%
Ryanair Holdings Plc - ADR	35,800	1,394,410

Isle of Man – 0.2%
Bahamas Petroleum Co. Plc (a)	2,552,020	210,874

Israel – 0.7%
SodaStream International Ltd. (a)	19,300	928,137

Italy – 1.0%
Mediolanum SpA	156,600	977,356
Salvatore Ferragamo Italia SpA	20,300	518,051

		1,495,407

Japan – 4.9%
Aeon Credit Service Co. Ltd.	38,900	807,090
Asics Corp.	37,650	536,208
Bit-isle, Inc.	12,000	127,653
Credit Saison Co. Ltd.	37,700	797,768
Don Quijote Co. Ltd.	16,200	645,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts	JPY	Japanese Yen
	AUD	Australian Dollar	NOK	Norwegian Krone
	CAD	Canadian Dollar	SGD	Singapore Dollar
	EUR	Euro	USD	US Dollar
	GBP	British Pound

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	1

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Hisaka Works Ltd.	36,400	$320,136
Itoham Foods, Inc.	51,400	232,948
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,500	295,341
NGK Insulators Ltd.	41,000	476,874
Rohm Co. Ltd.	21,000	698,163
Shionogi & Co. Ltd.	46,600	832,850
Tokyu Land Corp.	176,000	1,253,709

		7,023,740

Luxembourg – 0.9%
Eurofins Scientific	6,800	1,214,775

Malaysia – 0.3%
AirAsia BHD	486,250	434,599

Netherlands – 0.4%
BinckBank NV	61,200	592,370

Norway – 0.4%
Electromagnetic GeoServices AS (a)(b)	289,611	592,194

Portugal – 0.2%
Banco BPI SA (a)(b)	192,700	331,820

Singapore – 2.0%
Avago Technologies Ltd.	30,400	1,087,408
Singapore Exchange Ltd.	115,000	723,819
Yanlord Land Group Ltd. (a)	816,000	1,062,343

		2,873,570

South Korea – 0.8%
Kangwon Land, Inc.	40,528	1,162,607

Spain – 0.7%
Laboratorios Farmaceuticos Rovi SA	118,999	938,756

Switzerland – 2.1%
Addex Therapeutics Ltd. (a)	15,700	170,620
Aryzta AG (a)	25,000	1,403,896
Basilea Pharmaceutica AG (a)	7,000	387,587
Sulzer AG	6,700	1,053,638

		3,015,741

Taiwan – 0.4%
D-Link Corp.	1,018,000	634,247

Thailand – 0.3%
Mermaid Maritime PCL	1,499,460	490,028

United Arab Emirates – 1.3%
Polarcus Ltd. (a)(b)	1,481,400	1,864,762

United Kingdom – 8.0%
Aberdeen Asset Management Plc	113,200	722,465
APR Energy Plc (a)(b)	52,300	607,353
Babcock International Group Plc	68,100	1,121,355
BowLeven Plc (a)	368,200	405,902
easyJet Plc	81,312	1,199,858
Filtrona Plc	33,900	309,492
Halfords Group Plc	90,350	488,061
Inchcape Plc	102,660	770,333
Intertek Group Plc	22,200	1,094,539
Invensys Plc	130,000	711,736
London Stock Exchange Group Plc	58,700	1,121,159
Manchester United Plc, Class A (a)	22,238	373,598
Michael Page International Plc	110,000	710,300
Ophir Energy Plc (a)	101,844	826,882

Common Stocks	Shares	Value

United Kingdom (concluded)
Rexam PLC	139,131	$1,034,248

		11,497,281

United States – 46.2%
Abercrombie & Fitch Co., Class A	10,449	522,450
Acxiom Corp. (a)	24,084	427,009
Aegerion Pharmaceuticals, Inc. (a)	22,000	622,820
Aeropostale, Inc. (a)	31,700	428,901
Affymetrix, Inc. (a)	83,911	318,023
AGCO Corp.	6,000	318,000
Albemarle Corp.	19,100	1,171,021
ALLETE, Inc.	20,300	936,642
Alpha Natural Resources, Inc. (a)(b)	39,900	353,514
American Superconductor Corp. (a)	43,700	115,805
Arris Group, Inc. (a)	47,500	784,700
Aruba Networks, Inc. (a)	29,000	668,160
Atmel Corp. (a)	55,100	369,170
Axiall Corp. (a)(b)	17,900	1,005,622
Bankrate, Inc. (a)	24,528	303,411
BBCN Bancorp, Inc.	48,000	580,320
Bill Barrett Corp. (a)	24,000	383,280
BioMarin Pharmaceutical, Inc. (a)	5,800	318,362
Bravo Brio Restaurant Group, Inc. (a)	37,200	554,280
Bright Horizons Family Solutions, Inc. (a)	3,800	106,400
Cadence Design Systems, Inc. (a)	46,650	649,834
Celanese Corp., Class A	19,400	909,472
The Children’s Place Retail Stores, Inc. (a)	11,100	553,224
Constant Contact, Inc. (a)	93,074	1,401,694
Covanta Holding Corp.	37,050	730,626
Cytec Industries, Inc.	8,600	630,380
DDR Corp.	61,100	1,013,649
Deckers Outdoor Corp. (a)	9,200	367,540
Discover Financial Services	18,500	710,215
Drew Industries, Inc.	13,800	505,356
DSP Group, Inc. (a)	85,300	559,568
DuPont Fabros Technology, Inc.	18,319	433,061
Electronic Arts, Inc. (a)	86,400	1,359,072
Express, Inc. (a)	43,400	797,692
F5 Networks, Inc. (a)	13,000	1,363,440
Flowers Foods, Inc.	5,300	142,464
Foot Locker, Inc.	23,900	820,965
Forest City Enterprises, Inc., Class A (a)	61,731	1,043,871
The Fresh Market, Inc. (a)	1,300	63,557
FTI Consulting, Inc. (a)	4,522	146,965
Guess?, Inc.	14,550	394,160
Hancock Holding Co.	16,839	508,875
Hanesbrands, Inc. (a)	10,900	408,532
Hospira, Inc. (a)	23,705	808,815
IAC/InterActiveCorp	7,200	297,000
IDEX Corp.	21,500	1,072,635
Informatica Corp. (a)	18,700	692,087
j2 Global, Inc.	33,700	1,072,334
Kennametal, Inc.	12,600	516,726
The KEYW Holding Corp. (a)	60,653	779,998
Kindred Healthcare, Inc. (a)	60,478	651,953
LKQ Corp. (a)(b)	39,000	873,210
MAKO Surgical Corp. (a)	31,388	363,787
Manpower, Inc.	22,200	1,143,300
Merit Medical Systems, Inc. (a)	32,602	452,190
Mistras Group, Inc. (a)	18,000	396,360

2	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Global SmallCap Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
Myriad Genetics, Inc. (a)	40,272	$1,089,760
Nordson Corp.	15,900	1,075,158
NorthWestern Corp.	17,600	651,024
Nuance Communications, Inc. (a)	59,448	1,429,724
NuVasive, Inc. (a)	36,723	632,737
NV Energy, Inc.	37,300	706,089
Oasis Petroleum, Inc. (a)(b)	29,000	1,040,520
Omnicare, Inc.	20,700	806,265
Packaging Corp. of America	10,400	399,672
Pinnacle Financial Partners, Inc. (a)	18,200	390,754
PMC - Sierra, Inc. (a)	153,300	886,074
PNM Resources, Inc.	32,200	687,792
Polycom, Inc. (a)	84,500	932,035
PVH Corp.	7,800	927,186
Regis Corp.	32,846	583,017
ResMed, Inc.	12,662	554,596
Responsys, Inc. (a)	86,200	657,706
Rock Tenn Co., Class A	6,300	497,385
SciQuest, Inc. (a)	29,054	480,553
Shutterfly, Inc. (a)	11,700	387,036
SM Energy Co.	9,600	558,336
Spirit AeroSystems Holdings, Inc., Class A (a)	57,100	910,174
Steel Dynamics, Inc.	44,400	675,324
Support.com, Inc. (a)	141,650	590,681
Teleflex, Inc.	13,400	1,005,000
Tenet Healthcare Corp. (a)	26,285	1,020,647
Terex Corp. (a)	17,100	553,698
TIBCO Software, Inc. (a)	46,900	1,099,336
Timken Co.	27,500	1,474,275
TRI Pointe Homes, Inc. (a)	10,600	201,930
Trimble Navigation Ltd. (a)	6,800	425,000
UGI Corp.	20,800	732,992
United Therapeutics Corp. (a)	13,218	712,318
Urban Outfitters, Inc. (a)	26,100	1,116,819
Vera Bradley, Inc. (a)(b)	33,100	837,099
VeriFone Systems, Inc. (a)	24,694	857,376
WebMD Health Corp. (a)	27,500	454,575
Western Alliance Bancorp (a)	110,821	1,363,098
Whiting Petroleum Corp. (a)	7,200	342,576
Wolverine World Wide, Inc.	14,900	640,700

Common Stocks	Shares		Value

United States (concluded)
Wright Medical Group, Inc. (a)		41,686	$881,242

			66,190,776

Total Long-Term Investments
(Cost – $111,080,961) – 98.1%			140,530,802

Short-Term Securities	Beneficial Interest (000)		Value

Money Market Funds – 4.1%
BlackRock Liquidity Series, LLC Money Market Series, 0.28% (c)(d)(e)	USD	5,896	5,896,321

	Par (000)

Time Deposits – 1.4%
Canada – 0.0%
Brown Brothers Harriman & Co., 0.20%, 2/01/13	CAD	– (f)	251

Europe – 0.0%
Brown Brothers Harriman & Co., (0.04)%, 2/01/13	EUR	1	942

Norway – 0.0%
Brown Brothers Harriman & Co., 0.30%, 2/01/13	NOK	1	134

United Kingdom – 0.0%
Brown Brothers Harriman & Co., 0.06%, 2/01/13	GBP	1	1,136

United States – 1.4%
Brown Brothers Harriman & Co., 0.06%, 2/01/13	USD	1,994	1,993,718

			1,996,181

Total Short-Term Securities
(Cost – $7,892,502) – 5.5%			7,892,502

Total Investments (Cost – $118,973,463*) – 103.6%			148,423,304
Liabilities in Excess of Other Assets – (3.6)%			(5,194,824)

Net Assets – 100.0%			$143,228,480

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$123,388,289

Gross unrealized appreciation	$31,025,690
Gross unrealized depreciation	(5,990,675)

Net unrealized appreciation	$25,035,015

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	3

Schedule of Investments (continued)	Global SmallCap Portfolio

(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2012	Net Activity	Beneficial Interest Held at January 31, 2013	Income
BlackRock Liquidity Series, LLC Money Market Series	$4,308,771	$1,587,550	$5,896,321	$84,411

(f)	Amount is less than $500.

—	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 80,619	USD	84,207	UBS AG	2/01/13	$ (138)
JPY 16,705,093	USD	184,647	Deutsche Bank AG	2/01/13	(1,968)
SGD 61,604	USD	49,763	Bank of America Corp.	2/01/13	12
USD 153,151	GBP	97,000	Bank of America Corp.	2/01/13	(690)
JPY 9,354,000	USD	102,365	Citigroup, Inc.	2/04/13	(75)
AUD 65,000	USD	67,694	BNP Paribas SA	2/05/13	–
EUR 11,000	USD	14,905	Citigroup, Inc.	2/05/13	–
Total					$(2,859)

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Global SmallCap Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$545,478	–	–	$545,478
Australia	–	$2,695,583	–	2,695,583
Austria	–	410,772	–	410,772
Belgium	–	1,116,416	–	1,116,416
Bermuda	–	975,176	–	975,176
Brazil	795,440	–	–	795,440
Canada	6,758,478	–	–	6,758,478
China	415,800	1,221,128	–	1,636,928
Denmark	257,523	3,672,228	–	3,929,751
Finland	–	605,493	–	605,493
France	–	2,471,500	–	2,471,500
Germany	–	4,482,162	–	4,482,162
Hong Kong	–	4,727,298	–	4,727,298
India	1,301,740	4,641,155	–	5,942,895
Indonesia	–	551,338	–	551,338
Ireland	1,394,410	–	–	1,394,410
Isle of Man	210,874	–	–	210,874
Israel	928,137	–	–	928,137
Italy	–	1,495,407	–	1,495,407
Japan	–	7,023,740	–	7,023,740
Luxembourg	–	1,214,775	–	1,214,775
Malaysia	–	434,599	–	434,599
Netherlands	–	592,370	–	592,370
Norway	–	592,194	–	592,194
Portugal	–	331,820	–	331,820
Singapore	1,087,408	1,786,162	–	2,873,570
South Korea	–	1,162,607	–	1,162,607
Spain	938,756	–	–	938,756
Switzerland	170,620	2,845,121	–	3,015,741
Taiwan	–	634,247	–	634,247
Thailand	–	490,028	–	490,028
United Arab Emirates	–	1,864,762	–	1,864,762
United Kingdom	861,659	10,635,622	–	11,497,281
United States	66,190,776	–	–	66,190,776
Short-Term Securities:
Money Market Funds	–	5,896,321	–	5,896,321
Time Deposits	–	1,996,181	–	1,996,181
Total	$81,857,099	$66,566,205	–	$148,423,304

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$12	–	–	$12
Liabilities:
Foreign currency exchange contracts	(2,871)	–	–	(2,871)
Total	$(2,859)	–	–	$(2,859)

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	5

Schedule of Investments (concluded)	Global SmallCap Portfolio

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$21,947	–	–	$21,947
Foreign currency at value	169,254	–	–	169,254
Liabilities:
Collateral on securities loaned at value	–	$(5,896,321)	–	(5,896,321)
Total	$191,201	$(5,896,321)	–	$(5,705,120)

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of April 30, 2012, there were securities with a value of $2,095,231 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of January 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period April 30, 2012 to January 31, 2013.

6	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 1.4%
Alliant Techsystems, Inc.	6,500	$420,680
Curtiss-Wright Corp.	17,400	620,310
Spirit AeroSystems Holdings, Inc., Class A (a)	60,500	964,370

		2,005,360

Air Freight & Logistics – 0.3%
UTi Worldwide, Inc.	24,800	366,048

Airlines – 1.1%
Delta Air Lines, Inc. (a)	122,000	1,694,580

Auto Components – 0.5%
Lear Corp.	15,200	744,800

Automobiles – 0.4%
Thor Industries, Inc.	12,208	513,713

Biotechnology – 0.8%
United Therapeutics Corp. (a)	22,178	1,195,172

Capital Markets – 1.8%
Eaton Vance Corp.	33,400	1,209,080
Federated Investors, Inc., Class B	22,600	534,716
Jefferies Group, Inc.	42,400	845,032

		2,588,828

Chemicals – 3.3%
Albemarle Corp.	23,300	1,428,523
Axiall Corp. (a)(b)	16,200	910,116
Cytec Industries, Inc.	6,900	505,770
Huntsman Corp.	25,600	451,328
Rockwood Holdings, Inc.	28,400	1,554,332

		4,850,069

Commercial Banks – 4.9%
Associated Banc-Corp.	61,700	880,459
First Niagara Financial Group, Inc.	109,500	858,480
FirstMerit Corp.	55,400	843,742
Fulton Financial Corp.	88,300	961,587
Hancock Holding Co.	27,700	837,094
Synovus Financial Corp.	358,300	924,414
TCF Financial Corp.	58,956	805,339
Webster Financial Corp.	26,900	598,525
Zions Bancorporation	25,700	599,324

		7,308,964

Commercial Services & Supplies – 0.8%
ACCO Brands Corp. (a)	147,600	1,229,508

Communications Equipment – 0.7%
Polycom, Inc. (a)	87,100	960,713

Computers & Peripherals – 1.4%
Diebold, Inc.	29,400	865,536
NCR Corp. (a)	42,302	1,174,727

		2,040,263

Construction & Engineering – 1.3%
Jacobs Engineering Group, Inc. (a)	15,700	755,327
KBR, Inc.	35,600	1,111,432

		1,866,759

Construction Materials – 0.4%
Martin Marietta Materials, Inc.	6,400	631,872

Common Stocks	Shares	Value

Consumer Finance – 0.4%
Discover Financial Services	16,400	$629,596

Containers & Packaging – 2.4%
Owens-Illinois, Inc. (a)	50,500	1,201,900
Packaging Corp. of America	11,500	441,945
Rock Tenn Co., Class A	23,200	1,831,640

		3,475,485

Diversified Consumer Services – 0.4%
Regis Corp.	33,709	598,335

Electric Utilities – 3.1%
Hawaiian Electric Industries, Inc.	20,600	555,582
NV Energy, Inc.	95,600	1,809,708
OGE Energy Corp.	14,800	868,908
PNM Resources, Inc.	59,700	1,275,192

		4,509,390

Electrical Equipment – 0.6%
AMETEK, Inc.	20,925	857,716

Electronic Equipment, Instruments & Components – 1.3%
Arrow Electronics, Inc. (a)	26,000	998,920
Ingram Micro, Inc., Class A (a)	53,315	969,267

		1,968,187

Energy Equipment & Services – 3.7%
Dresser-Rand Group, Inc. (a)	13,000	793,650
McDermott International, Inc. (a)(b)	87,300	1,062,441
Oil States International, Inc. (a)	15,000	1,163,700
Patterson-UTI Energy, Inc.	51,700	1,051,578
Superior Energy Services, Inc. (a)	57,100	1,425,787

		5,497,156

Food Products – 2.4%
Flowers Foods, Inc.	5,500	147,840
Ingredion, Inc.	11,900	786,233
The J.M. Smucker Co.	7,400	655,862
Smithfield Foods, Inc. (a)	51,700	1,205,127
Tyson Foods, Inc., Class A	36,400	805,168

		3,600,230

Gas Utilities – 1.2%
UGI Corp.	50,700	1,786,668

Health Care Equipment & Supplies – 3.0%
Alere, Inc. (a)	71,550	1,521,153
CareFusion Corp. (a)	71,460	2,218,118
Teleflex, Inc.	9,697	727,275

		4,466,546

Health Care Providers & Services – 7.2%
Omnicare, Inc.	72,099	2,808,256
Owens & Minor, Inc.	64,460	1,973,121
Tenet Healthcare Corp. (a)	89,349	3,469,422
Universal Health Services, Inc., Class B	42,547	2,409,862

		10,660,661

Hotels, Restaurants & Leisure – 0.8%
Wyndham Worldwide Corp.	20,500	1,143,695

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	7

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Durables – 1.6%
Jarden Corp. (a)	12,620	$742,561
Lennar Corp., Class A	17,190	714,073
NVR, Inc. (a)	920	947,287

		2,403,921

Household Products – 1.2%
The Clorox Co.	5,900	462,619
Energizer Holdings, Inc.	14,900	1,296,449

		1,759,068

Insurance – 6.9%
Alleghany Corp. (a)	2,069	746,061
American Financial Group, Inc.	14,700	625,632
Arthur J Gallagher & Co.	18,600	687,270
Everest Re Group Ltd.	10,400	1,204,424
Fidelity National Financial, Inc., Class A	38,100	956,310
HCC Insurance Holdings, Inc.	23,300	901,244
Kemper Corp.	33,600	1,119,216
Old Republic International Corp.	107,200	1,222,080
Protective Life Corp.	51,942	1,643,445
W.R. Berkley Corp.	26,800	1,103,356

		10,209,038

IT Services – 1.5%
Acxiom Corp. (a)	24,893	441,353
Amdocs Ltd.	24,200	863,698
VeriFone Systems, Inc. (a)	27,100	940,912

		2,245,963

Leisure Equipment & Products – 0.8%
Mattel, Inc.	32,700	1,230,501

Machinery – 5.0%
AGCO Corp.	11,200	593,600
Crane Co.	9,924	498,979
Dover Corp.	20,200	1,397,436
Kennametal, Inc.	13,900	570,039
Navistar International Corp. (a)	11,200	292,208
Parker Hannifin Corp.	16,700	1,552,599
SPX Corp.	18,100	1,350,803
Timken Co.	22,000	1,179,420

		7,435,084

Metals & Mining – 0.9%
Carpenter Technology Corp.	16,900	884,377
Cliffs Natural Resources, Inc.	13,000	485,030

		1,369,407

Multi-Utilities – 0.4%
MDU Resources Group, Inc.	26,300	613,316

Oil, Gas & Consumable Fuels – 5.8%
Africa Oil Corp. (a)	159,136	1,290,766
Arch Coal, Inc.	70,200	499,824
Bill Barrett Corp. (a)(b)	34,900	557,353
Oasis Petroleum, Inc. (a)(b)	49,874	1,789,479
SM Energy Co.	34,900	2,029,784
Ultra Petroleum Corp. (a)	31,100	566,642
Whiting Petroleum Corp. (a)	37,000	1,760,460

		8,494,308

Common Stocks	Shares	Value

Paper & Forest Products – 0.5%
MeadWestvaco Corp.	21,800	$683,430

Pharmaceuticals – 2.9%
Endo Health Solutions, Inc. (a)	70,621	2,235,861
Hospira, Inc. (a)(b)	58,825	2,007,109

		4,242,970

Professional Services – 0.8%
FTI Consulting, Inc. (a)(b)	4,251	138,157
Manpower, Inc.	19,600	1,009,400

		1,147,557

Real Estate Investment Trusts (REITs) – 3.9%
American Campus Communities, Inc.	14,278	664,926
BioMed Realty Trust, Inc.	44,281	901,118
CommonWealth REIT	40,451	665,014
Corporate Office Properties Trust (b)	41,859	1,107,589
DuPont Fabros Technology, Inc. (b)	77,549	1,833,258
Omega Healthcare Investors, Inc. (b)	25,740	657,914

		5,829,819

Real Estate Management & Development – 1.8%
CBRE Group, Inc., Class A (a)	30,103	649,623
Forest City Enterprises, Inc., Class A (a)	115,866	1,959,294

		2,608,917

Road & Rail – 0.8%
Con-way, Inc.	38,400	1,204,992

Semiconductors & Semiconductor Equipment – 3.1%
Atmel Corp. (a)	54,200	363,140
Fairchild Semiconductor International, Inc. (a)	70,900	1,047,193
Microchip Technology, Inc.	33,500	1,120,575
ON Semiconductor Corp. (a)	146,400	1,149,240
RF Micro Devices, Inc. (a)	187,900	939,500

		4,619,648

Software – 4.6%
Check Point Software Technologies Ltd. (a)(b)	27,400	1,370,000
Compuware Corp. (a)	94,600	1,099,252
Electronic Arts, Inc. (a)	78,100	1,228,513
Informatica Corp. (a)	25,400	940,054
PTC, Inc. (a)	57,300	1,328,214
Synopsys, Inc. (a)	26,700	892,848

		6,858,881

Specialty Retail – 4.9%
Abercrombie & Fitch Co., Class A	14,623	731,150
Aeropostale, Inc. (a)	29,108	393,831
American Eagle Outfitters, Inc.	36,537	738,413
Ascena Retail Group, Inc. (a)	44,800	759,360
Chico’s FAS, Inc.	42,200	756,646
Dick’s Sporting Goods, Inc.	22,200	1,056,498
Foot Locker, Inc.	19,400	666,390
Ltd Brands, Inc.	8,985	431,460
Signet Jewelers Ltd.	9,200	575,736
Staples, Inc.	84,800	1,143,104

		7,252,588

8	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Schedule of Investments (continued)	Mid Cap Value Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Luxury Goods – 2.2%
Hanesbrands, Inc. (a)	29,100	$1,090,668
PVH Corp.	12,300	1,462,101
Wolverine World Wide, Inc.	15,600	670,800

		3,223,569

Thrifts & Mortgage Finance – 1.6%
New York Community Bancorp, Inc.	106,700	1,424,445
Washington Federal, Inc.	55,200	970,968

		2,395,413

Total Long-Term Investments
(Cost – $114,022,310) – 96.8%		143,018,704

Short-Term Securities	Beneficial Interest (000)	Value

Money Market Funds – 5.4%
BlackRock Liquidity Series, LLC Money Market Series, 0.28% (c)(d)(e)	$7,930	$7,930,453

	Par (000)

Time Deposits – 2.3%
Brown Brothers Harriman & Co., 0.06%, 2/01/13	3,470	3,470,073

Total Short-Term Securities
(Cost – $11,400,526) – 7.7%		11,400,526

Total Investments (Cost – $125,422,836*) – 104.5%		154,419,230
Liabilities in Excess of Other Assets – (4.5)%		(6,672,011)

Net Assets – 100.0%		$147,747,219

Notes to Schedule of Investments
*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$126,445,689

Gross unrealized appreciation	$31,583,806
Gross unrealized depreciation	(3,610,265)

Net unrealized appreciation	$27,973,541

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at April 30, 2012	Net Activity	Beneficial Interest Held at January 31, 2013	Income
BlackRock Liquidity Series, LLC Money Market Series	$4,496,641	$3,433,812	$7,930,453	$10,626

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

—

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

MANAGED ACCOUNT SERIES	JANUARY 31, 2013	9

Schedule of Investments (concluded)	Mid Cap Value Opportunities Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$143,018,704	–	–	$143,018,704
Short-Term Securities:
Money Market Funds	–	$7,930,453	–	7,930,453
Time Deposits	–	3,470,073	–	3,470,073
Total	$143,018,704	$11,400,526	–	$154,419,230

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, collateral on securities loaned at value of $7,930,453 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2013.

10	MANAGED ACCOUNT SERIES	JANUARY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 26, 2013